Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury money market mutual fund held in Trust Account	$65,353,505	$65,353,505	$—	$—
Liabilities:
Warrant Liability	$4,331,250	$—	$4,331,250	$—

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2013	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities held in Trust Account	$75,044,999	$75,044,999	$—	$—
Liabilities:
Warrant Liability	$5,906,250	$—	$5,906,250	$—